Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	$ 451,508	$ 296,982
Accounting category amortized cost	22,416	13,281
Book value on the statement of financial position	473,924	310,263
Fair value	473,924	310,263
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	25,603	16,064
Book value on the statement of financial position	25,603	16,064
Fair value	25,603	16,064
Non-Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	1,891	1,004
Book value on the statement of financial position	1,891	1,004
Fair value	1,891	1,004
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	2,971	2,753
Book value on the statement of financial position	2,971	2,753
Fair value	2,971	2,753
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	17,173	9,524
Book value on the statement of financial position	17,173	9,524
Fair value	17,173	9,524
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	7	40,602
Accounting category amortized cost	381
Book value on the statement of financial position	388	40,602
Fair value	388	40,602
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	451,501	256,380
Book value on the statement of financial position	451,501	256,380
Fair value	451,501	256,380
Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	1,018	13
Book value on the statement of financial position	1,018	13
Fair value	1,018	13
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	333	21
Book value on the statement of financial position	333	21
Fair value	333	21
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	15,883	9,460
Book value on the statement of financial position	15,883	9,460
Fair value	15,883	9,460
Other Current Liabilities1 [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	8,369	6,570
Book value on the statement of financial position	8,369	6,570
Fair value	$ 8,369	$ 6,570